Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets at Fvtpl [Abstract]
Listed equity shares	$ 304,136	$ 407,510	$ 72,052
Unlisted equity shares	898	902	200
Movie income right investments	12,040	12,132	5,549
Investments held in the Trust Account (note)	150,110
Total	467,184	420,544	77,801
Shown as:
– current assets	8,039	25,207	17,558
– non-current assets	459,145	395,337	60,243
Total financial assets	$ 467,184	$ 420,544	$ 77,801